Other Financial Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 USD ($)	Dec. 20, 2017	Mar. 31, 2017 USD ($)	Mar. 30, 2017 SGD ($)	Dec. 21, 2016 USD ($)	May 22, 2015 SGD ($)
DBS Bank Ltd [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit facility maturity period	Three years
DBS Bank Ltd [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit facility with bank							$ 30,000,000
Consolidated tangible net worth ratio	100.00%	100.00%
DBS Bank Ltd [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Consolidated tangible net worth		$ 350,000,000
Credit facility with BOTM Singapore Branch [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit facility maturity period	Three years
Refinancing of unsecured multi-currency revolving credit facility					$ 30,000,000
Credit facility with BOTM Singapore Branch [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Consolidated tangible net worth ratio	200.00%	200.00%
Facility limit	$ 30,000,000
Credit facility with BOTM Singapore Branch [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Consolidated tangible net worth		$ 120,000,000
Sumitomo branch [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit facility maturity period	Three years
Refinancing of unsecured multi-currency revolving credit facility				$ 30,000,000
Sumitomo branch [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Consolidated tangible net worth ratio	200.00%	200.00%
Facility limit		$ 30,000,000
Sumitomo branch [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Consolidated tangible net worth		$ 200,000,000
Forward contract [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-deliverable forward foreign exchange contract						$ 15,300,000
Exchange rate			7.0439